STOCKHOLDERS' DEFICIT (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Class Of Warrant Or Right [Line Items]
Warrants outstanding, ending	3,385,431
Warrant [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning	3,436,431	5,265,432
Granted		1,542,000
Exercised	(51,000)	(2,385,317)
Cancelled, forfeited and expired		(985,684)
Warrants outstanding, ending	3,385,431	3,436,431